                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

                   SUPPLEMENT DATED JANUARY 11, 2008 TO THE
                         PROSPECTUSES DATED MAY 1, 2007
                                      FOR
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                               (INVESTOR SERIES)
                                      AND
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)

This supplement updates the Prospectuses for Merrill Lynch Investor Choice AnnuitySM (Investor Series) and Merrill Lynch Investor Choice AnnuitySM (IRA Series) issued by Merrill Lynch Life Insurance Company ("MLLIC"). Please retain this supplement with your Prospectus for your reference. Note that the following changes may not apply in every jurisdiction. Please consult your Financial Advisor for state availability.

Effective January 11, 2008, the minimum age requirement for electing the GMWB has changed from age 60 to age 55. Accordingly, all references in your Prospectus relating to the minimum age requirement for electing the GMWB should be changed from age 60 to age 55. Specifically, all references to age 60 in the sections of your Prospectus entitled, "Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender--Guaranteed Lifetime Amount," "Spousal Beneficiary Continuation Option," "Guaranteed Minimum Withdrawal Benefit," and "Appendix K-Differences Between Single Life GMWB and Joint Life GMWB" should be changed to age 55. In addition, the Lifetime Income Percentage for each Age Band has changed.

Accordingly, the chart under the "Guaranteed Minimum Withdrawal Benefit-What is the Guaranteed Lifetime Amount?" section in your Prospectus should be replaced with the following:

------------------------------------------------------------------------------
     AGE BAND OF (YOUNGER) OWNER
      AT FIRST WITHDRAWAL OR AT
        SPOUSAL CONTINUATION                  LIFETIME INCOME PERCENTAGE
------------------------------------------------------------------------------
                55-59                                     4%
------------------------------------------------------------------------------
                60-69                                     5%
------------------------------------------------------------------------------
                70-79                                     6%
------------------------------------------------------------------------------
                 80+                                      7%
------------------------------------------------------------------------------

Please note that any withdrawals you take before age 59 1/2 may also be subject to a 10% federal penalty tax.



NB-823004-0108-MLLIC

Also, to reflect the revised Lifetime Income Percentages, the example in the shaded box under the "Guaranteed Minimum Withdrawal Benefit-What is the Guaranteed Lifetime Amount?" section in your Prospectus should be replaced with the following:

          EXAMPLE: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 57 and purchase an L Class Contract with the Joint Life GMWB rider with an initial premium of $100,000. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 5.0% since you are age 62 at the time of the first withdrawal. If your GMWB Base equals $120,000 at such time, then the Guaranteed Lifetime Amount will equal $6,000. If you add your spouse as a co-owner, age 58, on the next contract anniversary, then your Lifetime Income Percentage will be reduced to 4.0%, based on your younger spouse's age band at the time your spouse was added and your GMWB Base will be reset to the current contract value, if lower.


                                       *   *   *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.


NB-823004-0108-MLLIC